Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ 2,684,522	$ (23,626,172)	$ 803,700
Less: Net income (loss) from discontinued operations	575,249	(15,248,601)	(287,624)
Net income (loss) from continuing operations	2,109,273	(8,377,571)	1,091,324
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	111,642	22,649	17,114
Fair value change of short-term investments	(3,811,339)	2,644,576	(4,161,093)
Impairment of goodwill	325,832
Impairment of long-lived assets other than goodwill		1,964	6,833
Inventory write-down		69,677	11,532
Allowance for doubtful accounts		22,674	7,210
Loss (gain) on disposal of property, plant and equipment	59,009	37,766	153,983
Gain from operating lease contract modification			(408,198)
Amortization of operating lease right-of-use assets	(676,397)	2,623,288
Stock-based compensation		3,040,000
Changes in operating assets and liabilities:
Accounts receivable, net	114,462	40,894	93,952
Inventories, net	8,370	44,240	41,252
Operating lease liabilities	2,315,206	691,854	4,023,944
Advances to suppliers, net	(38,144)	(32,465)	8,197
Prepayments and other current assets, net	(1,660,998)	(3,210,336)	(2,714,557)
Accounts payable	66,823	(369,142)	(266,778)
Accounts payable - related parties		502,635	(132,081)
Interest payable	30,662	3,573	(411,112)
Taxes payable	6,982	(2,445)	(17,103)
Advances from customers	185,145	(6,974)
Advances from customer - related party			(13,799)
Other current liabilities	2,615,861	(1,239,570)	811,658
Net cash provided by (used in) operating activities from continuing operations	1,762,390	(3,492,712)	(1,857,721)
Net cash provided by (used in) operating activities from discontinued operations	(1,996,377)	999,987	(214,994)
Net cash used in operating activities	(233,987)	(2,492,725)	(2,072,715)
Cash flows from investing activities
Payments to acquire property and equipment	(1,881,370)	(7,655)
Disposal of subsidiaries	578,400
Cash obtained from business acquisition	16,047
Purchase of short-term investments	(46,777,749)	(37,066,925)	(42,483,794)
Proceeds from sale of short-term investments	50,944,982	31,024,365	41,150,967
Investment in equity	(99,280)
Leasehold improvement		(16,836)
Net cash provided by (used in) investing activities	2,781,030	(6,067,051)	(1,332,827)
Net cash provided by investing activities from discontinued operations
Net cash provided by (used in) investing activities	2,781,030	(6,067,051)	(1,332,827)
Cash flows from financing activities
Collection of stock subscription receivable			6,017,781
Proceeds from related parties			22,410
Repayments to related parties		(6,774)
Payment to related party		1,928,329	15,289
Net cash provided by financing activities from continuing operations		1,921,554	6,055,480
Net cash provided by financing activities from discontinued operations
Net cash provided by financing activities		1,921,554	6,055,480
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(508,863)	(1,557,522)	(303,788)
Net change in cash, cash equivalents and restricted cash	2,038,180	(8,195,743)	2,346,150
Cash, cash equivalents and restricted cash, beginning of the year	13,661,382	21,857,125	19,510,975
Cash, cash equivalents and restricted cash, end of the year	15,699,562	13,661,382	21,857,125
Less: Cash and restricted cash of discontinued operations at the end of the period		534,777	1,856,529
Cash and restricted cash of continued operations at the end of the period	15,699,562	13,126,605	20,000,596
Supplemental cash flow information
Interest paid
Income taxes paid
Non-cash investing and financing activities
Liabilities assumed in connection with purchase of property, plant and equipment
Notes payable reclassified to short-term loans
Short-term loans settled by transferring an equity investment to the creditor
Cashless exercise of warrants
Right of use assets obtained in exchange for operating lease obligations
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	15,699,562	13,126,605	20,000,596
Restricted cash		534,777	1,856,529
Total cash, cash equivalents, and restricted cash	$ 15,699,562	$ 13,661,382	$ 21,857,125